Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
12.	Related party transactions

Due to related party

Due to a related party consists of the following:

		As of December 31,
Name	Related party relationship	2023	2024
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$344,235	$1,076,516
Total due to a related party		$344,235	$1,076,516

As of December 31, 2023 and 2024, the balance due to a related party in the amount of $ 344,235 and $ 1,076,516, respectively, was loan advance from the Company’s controlling shareholder and was used as working capital during the Company’s normal course of business.